RELATED PARTY TRANSACTIONS (Details)	12 Months Ended				12 Months Ended					3 Months Ended	12 Months Ended				12 Months Ended											12 Months Ended	0 Months Ended		12 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2012 Home Inns CNY	Dec. 31, 2011 Home Inns CNY	Dec. 31, 2010 Home Inns CNY	Dec. 31, 2012 Home Inns USD ($) item	Dec. 31, 2012 Home Inns ADS USD ($)	Mar. 31, 2010 Hanting CNY	Dec. 31, 2012 Hanting CNY	Dec. 31, 2011 Hanting CNY	Dec. 31, 2010 Hanting CNY	Dec. 31, 2012 Hanting USD ($)	Dec. 31, 2012 Ananda Travel Service (Aust.) Pty Limited ("Ananda") CNY	Dec. 31, 2011 Ananda Travel Service (Aust.) Pty Limited ("Ananda") CNY	Dec. 31, 2010 Ananda Travel Service (Aust.) Pty Limited ("Ananda") CNY	Dec. 31, 2012 Joyu Tourism Operating Group ("Joyu") CNY	Dec. 31, 2011 Joyu Tourism Operating Group ("Joyu") CNY	Dec. 31, 2010 Joyu Tourism Operating Group ("Joyu") CNY	Dec. 31, 2012 Focus Media Holding Limited ("Focus Media") CNY	Dec. 31, 2011 Focus Media Holding Limited ("Focus Media") CNY	Dec. 31, 2010 Focus Media Holding Limited ("Focus Media") CNY	Dec. 31, 2011 Related parties of VIE CNY	Dec. 31, 2011 Others CNY	Dec. 31, 2012 Starway Hong Kong CNY	May 01, 2012 Starway Hong Kong Hanting USD ($)	May 01, 2012 Starway Hong Kong Hanting CNY	Dec. 31, 2012 Starway Hong Kong Hanting CNY
RELATED PARTY TRANSACTIONS
Commissions from related parties					35,932,452	17,660,504	18,190,563				10,988,806	7,965,109	9,509,062													7,118,150
Consideration for disposal majority equity share of Starway Hong Kong from Hanting																											2,700,000	17,100,000	17,131,759
Purchases from related party															32,989,774	29,386,855	21,010,558	2,160,000	2,160,000	2,160,000	0	0	299,925
Purchase of Shares of related parties	5,100,000	533,009,269								461,000,000			461,239,269
Transferred equity percentage																											51.00%	51.00%	51.00%
Number of shared directors								2
Purchase of shares, number aggregate									7,200,383					22,049,446
Unit Cost of Related Parties (in dollars per share)			$ 94.36						$ 13					$ 3.0625
Percentage of total shares outstanding of related parties														9.00%
Percentage of total shares outstanding of related parties					15.00%
Total cost of investment					625,000,000			92,000,000			461,000,000			67,500,000
Due from related parties	4,994,560		855,230	5,328,170	3,797,931	2,556,809					627,145	1,009,091													1,428,660	903,094
Due to related parties	9,195,558		$ 1,668,629	10,395,726							1,000,000				9,215,726	8,585,648		180,000	360,000					249,910